Investments	12 Months Ended
Dec. 31, 2011
Investments
Investments

5.  Investments

We hold equity investments in certain publicly traded companies and privately held entities primarily involved in the life science industry. The following table summarizes our “available for sale” securities as of December 31, 2011 and 2010 (in thousands):

	December 31,
	2011	2010
Adjusted cost of “available for sale” securities	$2,401	$1,876
Gross unrealized gains	4,206	6,196
Gross unrealized losses	(372)	(39)
Fair value of “available for sale” securities	$6,235	$8,033

Investments in “available for sale” securities with gross unrealized losses as of December 31, 2011, had been in a continuous unrealized loss position for less than 12 months.  We have the ability and intent to hold these investments for a reasonable period of time sufficient for a recovery of our investment.  We believe that these unrealized losses are temporary and accordingly we have not recognized an other-than-temporary impairment related to “available for sale” securities as of December 31, 2011.

The following table outlines our investment in privately held entities as of December 31, 2011 and 2010 (in thousands):

	December 31,
	2011	2010
Investments accounted for under the equity method	$32	$82
Investments accounted for under the cost method	89,510	75,784
Total investment in privately held entities	$89,542	$75,866

As of December 31, 2011 and 2010, there were no unrealized losses in our investments in privately held entities.

The following table outlines our net investment income, which is included in other income in the accompanying consolidated statements of income for the years ended December 31, 2011, 2010, and 2009 (in thousands):

	Year Ended December 31,
	2011	2010	2009
Equity in income related to equity method investments	$–	$48	$39
Gross realized gains	4,846	2,302	3,442
Gross realized losses	(1,795)	(722)	(1,342)
Net investment income	$3,051	$1,628	$2,139

Amount reclassified from accumulated other comprehensive income to realized gains, net	$2,561	$1,415	$2,272